5 EQUIPMENT: Schedule of Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Equipment

December 31, 2017

	Opening			Closing	Opening	Depreciation	Closing
	cost			cost	accumulated	during the	depreciation	Net book
	balance	Additions	Disposals	balance	depreciation	period	balance	value
Office Equipment	$ 18,026	$ -	$ -	$ 18,026	$ 10,353	$ 4,376	$ 14,729	$ 3,297
Computer Equipment	174,762	$ 6,315	-	181,077	76,596	41,449	118,045	63,032
	$ 192,788	$ 6,315	$ -	$ 199,103	$ 86,949	$ 45,825	$ 132,774	$ 66,329

December 31, 2016

	Opening			Closing	Opening	Depreciation	Closing
	cost			cost	accumulated	during the	depreciation	Net book
	balance	Additions	Disposals	balance	depreciation	year	balance	value
Office Equipment	$ 10,819	$ 7,207	$ -	$ 18,026	$ 6,348	$ 4,005	$ 10,353	$ 7,673
Computer Equipment	146,440	28,322	-	174,762	28,974	47,622	76,596	98,166
	$ 157,259	$ 35,529	$ -	$ 192,788	$ 35,322	$ 51,627	$ 86,949	$ 105,839